Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

As required by Item 402(x) of Regulation S-K, we are providing information regarding our policies and practices on the timing of awards of options in relation to the disclosure of material nonpublic information (“MNPI”). We do not currently have a formal policy surrounding the timing of equity awards. The Compensation Committee does not take MNPI into account when determining the timing and terms of equity awards granted and we do not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.

In the fiscal year ended June 30, 2025, no equity awards were granted to a NEO in the period beginning four business days before, or ending one business day after, the filing or furnishing of a periodic or current report of by the Company that discloses MNPI.

Award Timing Method	We do not currently have a formal policy surrounding the timing of equity awards. The Compensation Committee does not take MNPI into account when determining the timing and terms of equity awards granted and we do not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we do not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false